FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES (Details 11) - COP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets investments and derivative [Line Items]
Collateral	$ 213,677	$ 154,599
Derivatives Contracts [Member]
Disclosure of financial assets investments and derivative [Line Items]
Collateral	$ (471,340)	$ (264,700)